Finance income and costs	12 Months Ended
Dec. 31, 2022
Net Finance Cost [Abstract]
Finance income and costs
8.
Finance income and costs

Included within Finance income and Finance costs are (in thousands):

	2020	2021	2022
Unrealized exchange gains	$19,729	$9,289	$25,717
Interest on cash and cash equivalents	4,970	3,310	12,652
Finance income	24,699	12,599	38,369

Unrealized exchange losses	(39,940)	(9,135)	(40,867)
Interest on leases	(6,684)	(9,137)	(9,751)
Convertible note interest	(41,851)	(67,638)	(59,994)
Interest on Term Loan	-	-	(9,464)
Loss on derecognition of convertible loan notes	-	-	(27,251)
Other interest expense	(2,819)	(531)	(1,230)
Finance costs	(91,294)	(86,441)	(148,557)

Net finance income/(costs)	$(66,595)	$(73,842)	$(110,188)